UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-2806

Exact name of registrant as specified in charter:
Delaware Group Cash Reserve

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: March 31

Date of reporting period: March 31, 2007

Item 1. Reports to Stockholders

Annual Report	Delaware
Cash Reserve Fund
March 31, 2007

Fixed income mutual fund

Table of contents

> Portfolio management	1
> Performance summary	2
> Disclosure of Fund expenses	4
> Sector allocation	5
> Statement of net assets	6
> Statement of operations	8
> Statements of changes in net assets	9
> Financial highlights	10
> Notes to financial statements	14
> Report of independent registered public accounting firm	17
> Board of trustees/directors and officers addendum	18
> About the organization	20

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

©2007 Delaware Distributors, L.P.

Portfolio management

Delaware Cash Reserve Fund

March 31, 2007

Fund manager

Cynthia I. Isom
Vice President, Portfolio Manager

Ms. Isom joined Delaware Investments in 1985 as a trader of money market, high grade corporate, and treasury securities. She previously worked for eight years in the securities industry, most recently in institutional sales with Merrill Lynch. Ms. Isom holds a bachelor’s degree from Vassar College.

Performance summary

Delaware Cash Reserve Fund

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value may fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance.

You should consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. The Delaware Cash Reserve Fund prospectus contains this and other important information about the Fund. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted below.

An expense limitation was in effect for all classes during the periods shown below. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, B, C, and Consultant shares. Class A shares are available without sales charges or any 12b-1 fees. Class B shares are sold with a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets. Ten-year and lifetime performance figures for Class B shares reflect conversion to Consultant Class shares after eight years. Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. Consultant Class shares were first made available on March 10, 1988, and are available without sales charge. Consultant Class performance prior to March 10, 1988 for Delaware Cash Reserve Fund is based on Class A performance. Performance after March 10, 1988 reflects the impact of an annual service and distribution fee of up to 0.30% of average daily net assets.

The Fund’s total operating expenses for Consultant Class, Class A, B, and C shares are 1.05%, 0.75%, 1.75%, and 1.75%, respectively. Please see the fee table in the Fund’s prospectus for more information.

Delaware Cash Reserve Fund Class B and C shares are available only as part of an overall investment program using Class B or C shares of other funds. Direct investment into Delaware Cash Reserve Fund Class B or C shares may be made only when establishing a Wealth Builder plan. Performance, excluding sales charges, for Class B and C shares assumes either that contingent deferred sales charges did not apply or the investment was not redeemed.

Effective at the close of business on May 31, 2007, no new or subsequent investments will be allowed in Class B shares of the Delaware Investments® Family of Funds, except through a reinvestment of dividends or permitted exchanges. Please see the prospectus for additional information.

An investment in Delaware Cash Reserve Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it’s possible to lose money by investing in the Delaware Cash Reserve Fund. Past performance is not a guarantee of future results.

Fund Performance
Average Annual Total Returns
Through March 31, 2007	7-Day Yield	1 Year	5 Years	10 Years	Lifetime
3/31/07

Class A (Est. June 30, 1978)	+4.66%	+4.65%	+2.10%	+3.29%	+6.22%
Consultant Class (Est. June 30, 1978)	+4.41%	+4.39%	+1.84%	+3.04%	+6.03%

Class B (Est. May 2, 1994)
Excluding Sales Charge	+3.66%	+3.62%	+1.35%	+2.59%	+2.94%
Including Sales Charge		-0.38%	+0.92%	+2.59%	+2.94%

Class C (Est. Nov. 29, 1995)
Excluding Sales Charge	+3.66%	+3.62%	+1.35%	+2.40%	+2.54%
Including Sales Charge		+2.62%	+1.35%	+2.40%	+2.54%

The performance table above does not reflect the deduction of taxes the shareholder would pay on Fund dividends or redemptions of Fund shares.

Fund basics
As of March 31, 2007

Fund objective
The Fund seeks to provide maximum current income, while preserving principal and maintaining liquidity.

Total Fund net assets
$429 million

Number of holdings
51

Fund start date
June 30, 1978

	Nasdaq symbols	CUSIPs
Class A	DCRXX	245910104
Class B	DCBXX	245910302
Class C	DCCXX	245910401
Consultant Class	DCSXX	245910203

Disclosure of Fund expenses

For the period October 1, 2006 to March 31, 2007

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period October 1, 2006 to March 31, 2007.

Actual Expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Delaware Cash Reserve Fund
Expense Analysis of an Investment of $1,000

				Expenses
	Beginning	Ending		Paid During
	Account	Account	Annualized	Period
	Value	Value	Expense	10/1/06 to
	10/1/06	3/31/07	Ratio	3/31/07*
Actual Fund Return
Class A	$1,000.00	$1,023.40	0.72%	$3.63
Class B	1,000.00	1,018.40	1.72%	8.66
Class C	1,000.00	1,018.40	1.72%	8.66
Consultant Class	1,000.00	1,022.20	0.97%	4.89
Hypothetical 5% Return (5% return before expenses)
Class A	$1,000.00	$1,021.34	0.72%	$3.63
Class B	1,000.00	1,016.36	1.72%	8.65
Class C	1,000.00	1,016.36	1.72%	8.65
Consultant Class	1,000.00	1,020.09	0.97%	4.89

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182/365 (to reflect the one-half year period).

Sector allocation

Delaware Cash Reserve Fund

As of March 31, 2007

Sector designations may be different than the sector designations presented in other Fund materials.

Percentage
Sector	of Net Assets
Certificates of Deposit	18.19%
Discounted Commercial Paper	68.23%
Banks	9.50%
Colleges and Universities	1.85%
Energy	2.33%
Financial Services	41.77%
Mortgage Bankers & Brokers	9.20%
State Agency Bonds	3.58%
Floating Rate Notes	8.86%
Interest Bearing Commercial Paper	1.17%
Variable Rate Demand Notes	2.31%
Total Value of Securities	98.76%
Receivables and Other Assets Net of Liabilities	1.24%
Total Net Assets	100.00%

Statement of net assets

Delaware Cash Reserve Fund

March 31, 2007

	Principal
	Amount	Value
Certificates of Deposit – 18.19%
Barclays Bank 5.285% 6/8/07	$ 10,000,000	$ 10,000,000
Credit Agricole 5.35% 8/31/07	10,000,000	10,000,000
First Tennessee Bank
5.29% 5/31/07	5,000,000	5,000,000
5.30% 6/25/07	10,000,000	10,000,000
5.31% 4/23/07	5,000,000	5,000,000
Natixis 5.30% 8/17/07	10,000,000	10,000,743
Nordea Bank 5.62% 5/21/07	8,000,000	7,996,587
Wilmington Trust
5.30% 7/10/07	10,000,000	10,000,000
5.32% 4/5/07	10,000,000	10,000,011
Total Certificates of Deposit
(cost $77,997,341)		77,997,341

≠Discounted Commercial Paper – 68.23%
Banks – 9.50%
Bank of America 5.318% 4/3/07	10,000,000	9,997,112
≥Bank of Ireland
5.34% 8/6/07	5,750,000	5,644,519
5.543% 4/10/07	5,300,000	5,292,885
≥Skandinaviska Enskilda Banken
5.346% 8/1/07	10,000,000	9,823,608
≥Westpac Banking 5.324% 5/2/07	10,000,000	9,955,309
		40,713,433
Colleges and Universities – 1.85%
Leland Stanford Junior University
5.288% 5/30/07	8,000,000	7,931,298
		7,931,298
Energy – 2.33%
≥Koch Resources 5.28% 4/9/07	10,000,000	9,988,333
		9,988,333
Financial Services – 41.77%
≥Allianz Finance 5.306% 4/12/07	10,000,000	9,984,004
≥µAmstel Funding
5.302% 4/17/07	10,000,000	9,976,622
5.347% 4/13/07	10,000,000	9,982,633
≥µAquinas Funding
5.311% 6/21/07	10,000,000	9,882,100
5.422% 4/2/07	5,082,000	5,081,235
≥µBarton Capital
5.28% 4/9/07	10,000,000	9,988,333
5.286% 4/24/07	8,948,000	8,917,987
≥µChesham Finance
5.307% 7/5/07	11,000,000	10,848,765
5.412% 4/2/07	4,000,000	3,999,399
≥µCorporate Receivables Funding
5.298% 4/11/07	12,150,000	12,132,264
≥µFountain Square Commercial Funding
5.299% 5/29/07	10,000,000	9,915,739
5.309% 4/17/07	5,000,000	4,988,311
General Electric Capital
5.304% 6/19/07	10,000,000	9,886,328
MetLife Funding 5.412% 4/2/07	15,300,000	15,297,702
≥µSheffield Receivables
5.296% 4/23/07	10,000,000	9,967,794
≥µSigma Finance 5.31% 6/7/07	10,000,000	9,902,664
≥µStarbird Funding
5.303% 4/11/07	8,440,000	8,427,668
5.308% 6/5/07	10,000,000	9,905,389
≥µThree Pillars Funding
5.294% 4/20/07	10,000,000	9,972,186
		179,057,123
Mortgage Bankers & Brokers – 9.20%
Bear Stearns
5.295% 9/20/07	10,000,000	9,753,944
5.298% 7/5/07	5,000,000	4,931,125
Goldman Sachs Group
5.289% 5/24/07	10,000,000	9,923,003
ING Funding 5.282% 6/4/07	10,000,000	9,907,289
Morgan Stanley 5.32% 7/23/07	5,000,000	4,918,860
		39,434,221
State Agency Bonds – 3.58%
City of Austin, Texas
5.317% 5/2/07	7,500,000	7,465,965
Sunshine State Governmental
Financing Commission
5.314% 4/5/07	7,890,000	7,885,380
		15,351,345
Total Discounted Commercial Paper
(cost $292,475,753)		292,475,753

● Floating Rate Notes – 8.86%
≥ANZ National International
5.319% 5/6/08	5,000,000	5,000,000
≥Australia & New Zealand Banking
Group 5.318% 4/4/08	5,000,000	5,000,000
Credit Suisse 5.295% 7/26/07	9,500,000	9,500,000
≥DnB NOR Bank 5.31% 4/24/08	9,250,000	9,250,000
Washington Mutual Bank
5.35% 6/26/07	9,250,000	9,250,000
Total Floating Rate Notes
(cost $38,000,000)		38,000,000

● Interest Bearing Commercial Paper – 1.17%
µChesham Finance 5.468% 9/25/07	5,000,000	4,999,502
Total Interest Bearing Commercial
Paper (cost $4,999,502)		4,999,502

● Variable Rate Demand Notes – 2.31%
North Texas Higher Education
Authority Series B
5.32% 12/1/44 (AMBAC)
(SPA – Depfa Bank)	8,000,000	8,000,000
PCP Investors 5.40% 12/1/24	1,900,000	1,900,000
Total Variable Rate Demand Notes
(cost $9,900,000)		9,900,000

Total Value of Securities – 98.76%
(cost $423,372,596)©	$423,372,596
Receivables and Other Assets
Net of Liabilities – 1.24%	5,325,482
Net Assets Applicable to 429,045,757
Shares Outstanding – 100.00%	$428,698,078

Net Asset Value – Delaware Cash Reserve Fund
Class A ($399,433,526 / 399,724,757 Shares)	$ 1.00
Net Asset Value – Delaware Cash Reserve Fund
Class B ($7,057,698 / 7,081,965 Shares)	$ 1.00
Net Asset Value – Delaware Cash Reserve Fund
Class C ($6,781,049 / 6,789,239 Shares)	$ 1.00
Net Asset Value – Delaware Cash Reserve Fund
Consultant Class ($15,425,805 / 15,449,796 Shares)	$ 1.00

Components of Net Assets at March 31, 2007:
Shares of beneficial interest
(unlimited authorization – no par)	$429,046,104
Accumulated net realized loss on investments	(348,026)
Total net assets	$428,698,078

≠	The rate shown is the effective yield at the time of purchase.
•	Variable rate security. The rate shown is the rate as of March 31, 2007.
©	Also the cost for federal income tax purposes.
µ	Asset-backed commercial paper.
≥	Commercial paper exempt from registration under Section 4(2) and/or Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration only to dealers in that program or other “accredited investors”. At March 31, 2007, the aggregate amount of these securities equaled $213,827,747, which represented 49.88% of the Fund’s net assets. See Note 6 in “Notes to financial statements.”

Summary of Abbreviations: AMBAC — Insured by the AMBAC Assurance Corporation SPA — Stand-by Purchase Agreement

See accompanying notes

Statement of operations

Delaware Cash Reserve Fund

Year Ended March 31, 2007

Investment Income:
Interest		$24,341,742

Expenses:
Management fees	2,077,085
Distribution expenses – Consultant Class	54,334
Distribution expenses – Class B	94,703
Distribution expenses – Class C	81,000
Dividend and disbursing and transfer agent fees and expenses	750,851
Accounting and administration expenses	184,630
Trustees’ fees and benefits	86,598
Registration fees	59,773
Legal fees	61,562
Reports and statements to shareholders	44,285
Audit and tax	29,046
Insurance fees	12,727
Custodian fees	9,754
Consulting fees	9,274
Pricing fees	2,023
Dues and services	2,215
Trustee expenses	580	3,560,440
Less expenses absorbed or waived		(57,996)
Less waived distribution expenses – Consultant Class		(9,056)
Less expense paid indirectly		(2,160)
Total operating expenses		3,491,228
Net Investment Income		20,850,514

Net Increase in Net Assets Resulting from Operations		$20,850,514

See accompanying notes

Statements of changes in net assets

Delaware Cash Reserve Fund

	Year Ended
	3/31/07	3/31/06
Increase in Net Assets from Operations:
Net investment income	$20,850,514	$14,062,366
Net realized gain on investments	—	750
Net increase in net assets resulting from operations	20,850,514	14,063,116

Dividends to Shareholders from:
Net investment income:
Class A	(19,444,913)	(13,061,424)
Class B	(336,428)	(311,897)
Class C	(289,155)	(159,022)
Consultant Class	(780,018)	(530,023)
	(20,850,514)	(14,062,366)

Capital Share Transactions:
Proceeds from shares sold:
Class A	533,327,918	526,009,821
Class B	8,623,533	6,963,595
Class C	9,996,303	8,962,766
Consultant Class	8,693,316	9,334,530

Net asset value of shares issued upon reinvestment of dividends:
Class A	18,737,095	12,494,548
Class B	295,665	270,548
Class C	267,485	146,630
Consultant Class	754,218	512,295
	580,695,533	564,694,733
Cost of shares repurchased:
Class A	(553,081,667)	(574,611,940)
Class B	(11,668,219)	(15,180,969)
Class C	(8,834,470)	(13,490,077)
Consultant Class	(12,836,527)	(10,862,243)
	(586,420,883)	(614,145,229)
Decrease in net assets derived from capital share transactions	(5,725,350)	(49,450,496)
Net Decrease in Net Assets	(5,725,350)	(49,449,746)

Net Assets:
Beginning of year	434,423,428	483,873,174
End of year (there was no undistributed net investment income at either year end)	$428,698,078	$434,423,428

See accompanying notes

Financial highlights

Delaware Cash Reserve Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.046	0.031	0.012	0.007	0.009
Total from investment operations	0.046	0.031	0.012	0.007	0.009

Less dividends from:
Net investment income	(0.046)	(0.031)	(0.012)	(0.007)	(0.009)
Total dividends	(0.046)	(0.031)	(0.012)	(0.007)	(0.009)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[1]	4.65%	3.11%	1.21%	0.67%	0.92%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$399,433	$400,447	$436,552	$485,657	$538,469
Ratio of expenses to average net assets	0.71%	0.70%	0.56%	0.45%	0.76%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	0.72%	0.75%	0.78%	0.93%	0.99%
Ratio of net investment income to average net assets	4.56%	3.06%	1.17%	0.67%	0.91%
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly	4.55%	3.01%	0.95%	0.19%	0.68%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Cash Reserve Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.036	0.022	0.007	0.001	0.002
Total from investment operations	0.036	0.022	0.007	0.001	0.002

Less dividends from:
Net investment income	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)
Total dividends	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[1]	3.62%	2.21%	0.70%	0.11%	0.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$7,058	$9,807	$17,755	$21,783	$37,025
Ratio of expenses to average net assets	1.71%	1.55%	1.06%	1.02%	1.51%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.72%	1.75%	1.78%	1.93%	1.99%
Ratio of net investment income to average net assets	3.56%	2.21%	0.67%	0.10%	0.16%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	3.55%	2.01%	(0.05% )	(0.81% )	(0.32% )

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

(continues)     11

Financial highlights

Delaware Cash Reserve Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.036	0.022	0.007	0.001	0.002
Total from investment operations	0.036	0.022	0.007	0.001	0.002

Less dividends from:
Net investment income	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)
Total dividends	(0.036)	(0.022)	(0.007)	(0.001)	(0.002)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[1]	3.62%	2.21%	0.70%	0.11%	0.16%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$6,781	$5,353	$9,734	$10,293	$10,424
Ratio of expenses to average net assets	1.71%	1.55%	1.06%	1.02%	1.51%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.72%	1.75%	1.78%	1.93%	1.99%
Ratio of net investment income to average net assets	3.56%	2.21%	0.67%	0.10%	0.16%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	3.55%	2.01%	(0.05% )	(0.81% )	(0.32% )

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Cash Reserve Fund Consultant Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Year Ended
	3/31/07	3/31/06	3/31/05	3/31/04	3/31/03
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Income from investment operations:
Net investment income	0.043	0.028	0.010	0.004	0.007
Total from investment operations	0.043	0.028	0.010	0.004	0.007

Less dividends from:
Net investment income	(0.043)	(0.028)	(0.010)	(0.004)	(0.007)
Total dividends	(0.043)	(0.028)	(0.010)	(0.004)	(0.007)

Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000

Total return[1]	4.39%	2.85%	0.95%	0.42%	0.67%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,426	$18,816	$19,832	$32,328	$37,030
Ratio of expenses to average net assets	0.96%	0.95%	0.81%	0.70%	1.01%
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly	1.02%	1.05%	1.08%	1.23%	1.24%
Ratio of net investment income to average net assets	4.31%	2.81%	0.92%	0.42%	0.66%
Ratio of net investment income (loss) to average net assets
prior to expense limitation and expense paid indirectly	4.25%	2.71%	0.65%	(0.11% )	0.43%

[1] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Notes to financial statements

Delaware Cash Reserve Fund

March 31, 2007

Delaware Group Cash Reserve (the “Trust”) is organized as a Delaware statutory trust and offers one series, the Delaware Cash Reserve Fund (the “Fund”). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C and Consultant Class shares. Class A and Consultant Class shares are not subject to a sales charge. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Consultant Class shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek to provide maximum current income, while preserving principal and maintaining liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (Statement 157). Statement 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. Statement 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. Statement 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of Statement 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in fund net asset value calculations as late as the fund’s last net asset value calculation in the first required financial statement reporting period. As a result, the Fund will incorporate FIN 48 in its semiannual report on September 30, 2007. Although the Fund’s tax positions are currently being evaluated, management does not expect the adoption of FIN 48 to have a material impact on the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Fund, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has elected to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.70% of average daily net assets of the Fund. This waiver may be revoked at any time.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of such Fund’s average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Consultant Class shares and 1.00% of the average daily net assets of the Class B and C shares. Class A shares pay no distribution and service expenses. DDLP has elected to waive distribution and service fees in order to prevent these fees from exceeding 0.25% of average daily net assets for Consultant Class shares. This waiver may be revoked at any time.

At March 31, 2007, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$188,163
Dividend disbursing, transfer agent, accounting and administration fees and other expenses payable to DSC	79,655
Distribution fee payable to DDLP	15,395
Other expenses payable to DMC and affiliates*	17,626

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended March 31, 2007, the Delaware Cash Reserve Fund was charged $22,267 for internal legal and tax services provided by DMC and/or its affililates’ employees.

For the year ended March 31, 2007, DDLP received gross contingent deferred sales charge commissions of $32,354 and $6,394 on redemption of the Fund’s Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to brokers-dealers on sales of those shares.

Trustees’ fees and benefits include expenses accrued by the Fund for each Trustee’s retainer, per meeting fees and retirement benefits. Independent Trustees with over five years of uninterrupted service were eligible to participate in a retirement plan that provided for the payment of benefits upon retirement. The amount of the retirement benefit was determined based on factors set forth in the plan, including the number of years of service. On November 16, 2006, the Board of Trustees of the Fund unanimously voted to terminate the retirement plan. Payments equal to the net present value of the earned benefits were made in 2007 to those independent trustees so entitled. The retirement benefit payout for the Fund was $60,573. Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Dividend and Distribution Information

Income distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends paid during the years ended March 31, 2007 and 2006 was as follows:

	Year Ended
	3/31/07	3/31/06
Ordinary income	$20,850,514	$14,062,366

4. Components of Net Assets on a Tax Basis

As of March 31, 2007, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$429,046,104
Capital loss carryforwards	(348,026)
Net assets	$428,698,078

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at March 31, 2007 will expire as follows: $348,026 expires in 2011.

5. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	3/31/07	3/31/06
Shares sold:
Class A	533,327,918	526,009,821
Class B	8,623,533	6,963,595
Class C	9,996,303	8,962,766
Consultant Class	8,693,316	9,334,530

Shares issued upon reinvestment
of dividends:
Class A	18,736,959	12,494,548
Class B	295,645	270,548
Class C	267,467	146,630
Consultant Class	754,214	512,295
	580,695,355	564,694,733

Shares repurchased:
Class A	(553,081,667)	(574,611,940)
Class B	(11,668,219)	(15,180,969)
Class C	(8,834,470)	(13,490,183)
Consultant Class	(12,836,527)	(10,862,243)
	(586,420,883)	(614,145,335)
Net decrease	(5,725,528)	(49,450,602)

(continues)     15

Notes to financial statements

Delaware Cash Reserve Fund

5. Capital Shares (continued)

For the years ended March 31, 2007 and 2006, 2,254,893 Class B shares were converted to 2,254,893 Consultant Class shares valued at $2,254,893 and 1,931,445 Class B shares were converted to 1,931,445 Consultant Class shares valued at $1,931,445, respectively. The respective amounts are included in Class B redemptions and Consultant Class subscriptions in the table on the previous page and the Statements of Changes in Net Assets.

6. Credit and Market Risks

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investments at $1.00 per share, it is possible to lose money by investing in the Fund.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933 (the “Act”), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board of Trustees has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. At March 31, 2007, no securities have been determined to be illiquid under the Fund’s Liquidity Procedures. Section 4(2) and/or Rule 144A securities have been identified on the Statement of Net Assets.

7. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

8. Tax Information (unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended March 31, 2007, the Fund designates distributions paid during the year as follows:

(A)
Ordinary
Income	Total
Distributions	Distributions
(Tax Basis)	(Tax Basis)
100%	100%

(A) is based on a percentage of the Fund’s total distribution.

9. Subsequent Events

At a meeting on February 16, 2007, the Board of Trustees of Delaware Investments® Family of Funds approved the termination of new sales and most subsequent investments of Class B shares of each fund in the complex (each, a “Fund”). Effective at the close of business on May 31, 2007, no new or subsequent investments, including investments through automatic investment plans and by qualified retirement plans (such as 401(k) plans, 403(b) plans, or 457 plans), will be allowed in Class B shares of a Fund, except through a reinvestment of dividends or capital gains or permitted exchanges. Existing shareholders of Class B shares may continue to hold their Class B shares, reinvest dividends into Class B shares, and exchange their Class B shares of one Fund for Class B shares of another Fund, as permitted by existing exchange privileges. Existing Class B shareholders wishing to make subsequent purchases in a Fund’s shares will be permitted to invest in other classes of the Fund, subject to that class’ pricing structure and eligibility requirements, if any.

For Class B shares outstanding as of May 31, 2007 and Class B shares acquired upon reinvestment of dividends or capital gains, all Class B share attributes, including the contingent deferred sales charge (“CDSC”) schedules, conversion to Consultant Class schedule, and distribution and service (12b-1) fees, will continue in their current form. However, effective at the close of business on May 31, 2007, reinvestment of redeemed shares with respect to Class B shares (which, as described in the prospectus, permits you to reinvest within 12 months of selling your shares and have any CDSC you paid on such shares credited back to your account) will be discontinued. In addition, because a Fund’s or its distributor’s ability to assess certain sales charges and fees is dependent on the sale of new shares, the termination of new purchases of Class B shares could ultimately lead to the elimination and/or reduction of such sales charges and fees. A Fund may not be able to provide shareholders with advance notice of the reduction in these sales charges and fees. You will be notified via a Prospectus Supplement if there are any changes to any attributes, sales charges, or fees.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Cash Reserve – Delaware Cash Reserve Fund

We have audited the accompanying statement of net assets of Delaware Cash Reserve Fund (the sole series of Delaware Group Cash Reserve) (“the Fund”) as of March 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Cash Reserve Fund series of Delaware Group Cash Reserve at March 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
May 15, 2007

Board of trustees/directors
and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Interested Trustees
Patrick P. Coyne[1]	Chairman,	Chairman and Trustee	Patrick P. Coyne has served in	83	None
2005 Market Street	President,	since August 16, 2006	various executive capacities
Philadelphia, PA	Chief Executive		at different times at
19103	Officer, and	President and	Delaware Investments.[2]
	Trustee	Chief Executive Officer
April 14, 1963		since August 1, 2006
Independent Trustees
Thomas L. Bennett	Trustee	Since	Private Investor —	83	None
2005 Market Street		March 2005	(March 2004–Present)
Philadelphia, PA
19103			Investment Manager —
Morgan Stanley & Co.
October 4, 1947			(January 1984–March 2004)
John A. Fry	Trustee	Since	President —	83	Director —
2005 Market Street		January 2001	Franklin & Marshall College		Community Health
Philadelphia, PA			(June 2002–Present)		Systems
19103
			Executive Vice President —		Director —
May 28, 1960			University of Pennsylvania		Allied Barton
			(April 1995–June 2002)		Security Holdings
Anthony D. Knerr	Trustee	Since	Founder and Managing Director —	83	None
2005 Market Street		April 1990	Anthony Knerr & Associates
Philadelphia, PA			(Strategic Consulting)
19103			(1990–Present)

December 7, 1938
Lucinda S. Landreth	Trustee	Since	Chief Investment Officer —	83	None
2005 Market Street		March 2005	Assurant, Inc.
Philadelphia, PA			(Insurance)
19103			(2002–2004)

June 24, 1947
Ann R. Leven	Trustee	Since	Consultant —	83	Director and
2005 Market Street		September 1989	ARL Associates		Audit Committee
Philadelphia, PA			(Financial Planning)		Chairperson — Andy
19103			(1983–Present)		Warhol Foundation

November 1, 1940					Director and Audit
Committee Chair —
Systemax, Inc.

Number of
				Portfolios in Fund	Other
Name,				Complex Overseen	Directorships
Address,	Position(s)	Length of	Principal Occupation(s)	by Trustee	Held by
and Birth Date	Held with Fund(s)	Time Served	During Past 5 Years	or Officer	Trustee or Officer
Independent Trustees (continued)
Thomas F. Madison	Trustee	Since	President and Chief	83	Director —
2005 Market Street		May 1997[3]	Executive Officer —		CenterPoint Energy
Philadelphia, PA			MLM Partners, Inc.
19103			(Small Business Investing		Director and Audit
			and Consulting)		Committee Chair —
February 25, 1936			(January 1993–Present)		Digital River, Inc.

Director and Audit
Committee Member —
Rimage
Corporation

Director — Valmont
Industries, Inc.
Janet L. Yeomans	Trustee	Since	Vice President	83	None
2005 Market Street		April 1999	(January 2003–Present)
Philadelphia, PA			and Treasurer
19103			(January 2006–Present)
3M Corporation
July 31, 1948
Ms. Yeomans has held
various management positions
at 3M Corporation since 1983.
J. Richard Zecher	Trustee	Since	Founder —	83	Director and Audit
2005 Market Street		March 2005	Investor Analytics		Committee Member —
Philadelphia, PA			(Risk Management)		Investor Analytics
19103			(May 1999–Present)
Director and Audit
July 3, 1940			Founder —		Committee Member —
			Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1998–Present)
Officers
David F. Connor	Vice President,	Vice President since	David F. Connor has served as	83	None[4]
2005 Market Street	Deputy General	September 21, 2000	Vice President and Deputy
Philadelphia, PA	Counsel, and Secretary	and Secretary	General Counsel of
19103		since	Delaware Investments
		October 2005	since 2000.
December 2, 1963
David P. O’Connor	Senior Vice	Senior Vice President,	David P. O’Connor has served in	83	None[4]
2005 Market Street	President,	General Counsel, and	various executive and legal
Philadelphia, PA	General Counsel,	Chief Legal Officer	capacities at different times
19103	and Chief	since	at Delaware Investments.
	Legal Officer	October 2005
February 21, 1966
John J. O’Connor	Senior Vice President	Treasurer	John J. O’Connor has served in	83	None[4]
2005 Market Street	and Treasurer	since	various executive capacities
Philadelphia, PA		February 2005	at different times at
19103			Delaware Investments.

June 16, 1957
Richard Salus	Senior	Chief Financial	Richard Salus has served in	83	None[4]
2005 Market Street	Vice President	Officer since	various executive capacities
Philadelphia, PA	and	November 1, 2006	at different times at
19103	Chief Financial		Delaware Investments.
Officer
October 4, 1963

[1] Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2] Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3] In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.
[4] David F. Connor, David P. O’Connor, John J. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. John J. O’Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Cash Reserve Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Cash Reserve Fund and the Delaware Investments® Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O’Connor
Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund’s Web site at http://www.delawareinvestments.com; and (iii) on the Commission’s Web site at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at http://www.delawareinvestments.com; and (ii) on the Commission’s Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

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Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.

(1827)	Printed in the USA
AR-008 [3/07] CGI 5/07	MF0704351 PO11856

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $22,400 for the fiscal year ended March 31, 2007.

____________________

1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $26,400 for the fiscal year ended March 31, 2006.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended March 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2006.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,700 for the registrant’s fiscal year ended March 31, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent’s system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant’s Board in connection with the pass-through of internal legal cost relating to the operations of the registrant.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,300 for the fiscal year ended March 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,200 for the fiscal year ended March 31, 2006. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2006.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2007.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2006.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2006.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

      Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $249,382 and $201,160 for the registrant’s fiscal years ended March 31, 2007 and March 31, 2006, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Cash Reserve

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 7, 2007

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	June 7, 2007

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 7, 2007